Leases - Schedule of Future Minimum Lease Payments under Non-Cancelable Operating Leases with Remaining Terms Exceeding One Year (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Leases
Total minimum lease payments	¥ 149,942
Less: Sublease rental income	(8,424)
Net minimum lease payments	¥ 141,518